Fair Value Measurement - Self Directed Accounts At Fair Value (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Interest in registered investment companies	$ 3,938,119	$ 2,184,749
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Interest in registered investment companies	$ 3,938,119	$ 2,184,749